SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 59
and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 59

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 North State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices)

Registrant's Telephone Number — (360) 594-9900

Nicole Trudeau, Esq.
1300 North State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
[ X ] Immediately upon filing pursuant to paragraph (b)
[   ] on _________ pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on _________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on _________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information filed as part of Post-Effective Amendment No. 58 filed on March 27, 2020.

Exhibits

Exhibits included with this filing:

(1) XBRL Instance Document filed as Exhibit Ex-101.ins.

(2) XBRL Taxonomy Extension Schema Document filed as Exhibit EX-101.sch.

(3) XBRL Taxonomy Extension Labels Linkbase filed as Exhibit EX-101.lab.

(4) XBRL Taxonomy Extension Presentation Linkbase Document filed as Exhibit EX-101.pre.

(5) XBRL Taxonomy Extension Definition Linkbase filed as Exhibit EX-101.def.

(6) XBRL Taxonomy Extension Calculation Linkbase filed as Exhibit EX-101.cal.

Signatures

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, the Trust certifies that this Post-Effective Amendment No. 58 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act, and has duly caused this registration statement to be duly signed on its behalf by the undersigned, duly authorized, in the City of Bellingham, State of Washington, on the 10th day of April, 2020.

SATURNA INVESTMENT TRUST

By /s/ Jane K. Carten
Jane K. Carten,
President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Jane K. Carten Jane K. Carten	President; Trustee Principal Executive Officer)	April 10, 2020
/s/ Christopher R. Fankhauser Christopher R. Fankhauser	Treasurer (Principal Financial Officer)	April 10, 2020
/s/ Marina E. Adshade** Marina E. Adshade	Trustee	April 10, 2020
/s /Ronald H. Fielding** Ronald H. Fielding	Trustee	April 10, 2020
/s/ Gary A. Goldfogel** Gary A. Goldfogel	Trustee	April 10, 2020
/s/ James V. McKinney** James V. McKinney	Trustee	April 10, 2020
/s/ Sarah E.D. Rothenbuhler** Sarah E.D. Rothenbuhler	Trustee	April 10, 2020

** By /s/ Jane K. Carten
    Jane K. Carten, Attorney-in-fact